DISCONTINUED OPERATIONS (Details) (USD $)	0 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended				0 Months Ended	3 Months Ended				6 Months Ended				12 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 17, 2012	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Series C Preferred Stock	Feb. 17, 2012 Hunter Disposal LLC [Member]	Jun. 30, 2013 Hunter Disposal LLC [Member]		Jun. 30, 2012 Hunter Disposal LLC [Member]		Jun. 30, 2013 Hunter Disposal LLC [Member]		Jun. 30, 2012 Hunter Disposal LLC [Member]		Dec. 31, 2012 Hunter Disposal LLC [Member]		Dec. 31, 2011 Hunter Disposal LLC [Member]	Feb. 17, 2012 Hunter Disposal LLC [Member] Series C Preferred Stock	Dec. 31, 2010 Cinco Terry Property [Member]	Apr. 24, 2013 Eagle Ford Hunter	Jun. 30, 2013 Eagle Ford Hunter		Jun. 30, 2013 Eagle Ford Hunter	Dec. 31, 2012 Eagle Ford Hunter	Dec. 31, 2011 Eagle Ford Hunter	Dec. 31, 2010 Eagle Ford Hunter	Apr. 13, 2013 Eagle Ford Hunter
Discontinued operations
Equity ownership interest sold (as a percent)													100.00%																					100.00%
Total consideration received													$ 9,300,000														$ 422,100,000
Cash consideration received													2,200,000														379,800,000
Consideration received, number of shares of common stock received													1,846,722														10,000,000
Consideration received, value of common stock received													2,600,000														42,300,000
Common stock issued (in dollars per share)													$ 1.79														$ 4.23
Consideration received, number of shares of preferred stock received																									88,000
Cumulative dividend rate for cumulative preferred stock of GreenHunter Energy, Inc. (as a percent)												10.25%													10.00%
Consideration received, value of preferred stock received													2,200,000												1,900,000
Consideration received, value of promissory notes convertible into GreenHunter Energy, Inc common stock (in shares)	880,000												880,000
Consideration received, value of promissory notes convertible into GreenHunter Energy, Inc common stock, conversion price (in dollars per share)	$ 2.50												$ 2.50
Fair value of embedded derivative asset													405,000
Adjusted cash proceeds for changes in working capital to reflect the effective date of the sale										783,000														783,000
Gain on sale of discontinued operations, before tax									3,706,000	0	6,660,000											3,700,000
Gain on sale of discontinued operations, tax																						1,300,000
Results reclassified to discontinued operations
Revenues														7,308,000	[1]	16,496,000	[2]	33,174,000	[1]	32,286,000	[2]	2,400,000	[3]	13,047,000		6,486,000					72,111,000	20,240,000	741,000
Operating expenses														(1,258,000)	[1]	(10,223,000)	[2]	(10,513,000)	[1]	(20,913,000)	[2]	(2,047,000)	[3]	(10,049,000)		(3,687,000)					(45,880,000)	(13,694,000)	(610,000)
Income tax expense and other														0	[1]	0	[2]	0	[1]	1,000	[2]	(123,000)	[3]	(21,000)		(449,000)
Gain (loss) on sale of discontinued operations, net of tax		172,452,000	2,409,000	0	0	0	172,452,000	2,224,000	2,409,000	0	6,660,000			172,452,000	[1]		[2]	172,452,000	[1]	2,224,000	[2]	2,409,000	[3]	0		6,660,000		207,200,000	[1]	200,000
Income Tax Expense (Benefit)		43,566,000				6,858,000	48,420,000	9,150,000	32,196,000	2,987,000	0			(8,453,000)	[1],[4]	(3,857,000)	[2],[4]	(8,453,000)	[1],[4]	(3,857,000)	[2],[4]							(34,700,000)	[1],[4]	0	(9,180,000)	(2,291,000)	0
Income from discontinued operations, net of taxes		$ 170,049,000				$ 2,416,000	$ 186,660,000	$ 9,741,000	$ 19,690,000	$ 7,232,000	$ 9,141,000			$ 170,049,000	[1],[5]	$ 2,416,000	[2],[5]	$ 186,660,000	[1],[5]	$ 9,741,000	[2],[5]	$ 2,639,000	[3]	$ 2,977,000		$ 9,010,000					$ 17,051,000	$ 4,255,000	$ 131,000

[1]	Includes operations of Eagle Ford Hunter from January 1, 2013 through April 24, 2013, the date of the sale.
[2]	In the second quarter of 2012, the Company revised its disclosure of discontinued operations to include adjustments reducing the gain on sale of Hunter Disposal. The revision included a tax adjustment of $1.4 million and an adjustment to discount the value of the GreenHunter shares received by $619,000. Management concluded that this revision was not material to the related March 31, 2012 financial statements.
[3]	Year ended 2012 represents operations from January 1, 2012 through February 17, 2012, the date of sale.
[4]	The book income tax charge for the three and six months ended June 30, 2013 relating to discontinued operation's gain for such period was $8.5 million, which is more than offset by the Company's current year deductions. In addition, an alternative minimum tax charge of $1.3 million also arose on the Eagle Ford Hunter sale.
[5]	The gain in the three and six months ended June 30, 2013 is related to the Eagle Ford Hunter sale of approximately $207.2 million million, net of $34.7 million book income tax charge.